Document and Entity Information	Dec. 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000899394
Document Type	8-K
Document Period End Date	Dec. 30, 2025
Entity Registrant Name	HARBOR DIVERSIFIED, INC.
Entity File Number	001-34584
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-3697002
Entity Address, Address Line One	W6390 Challenger Drive
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Appleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54914-9120
City Area Code	(920)
Local Phone Number	749-4188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false